                                                  FIRST QUARTER REPORT

                                                  MARCH 31, 2002

             [MORGAN STANLEY LOGO]

          MORGAN STANLEY EMERGING
          MARKETS DEBT FUND, INC.


          MORGAN STANLEY
          INVESTMENT MANAGEMENT INC.
          INVESTMENT ADVISER


MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs              William G. Morton, Jr.
CHAIRMAN OF THE              DIRECTOR
BOARD OF DIRECTORS
                             Michael Nugent
Ronald E. Robison            DIRECTOR
PRESIDENT AND DIRECTOR
                             Fergus Reid
John D. Barrett II           DIRECTOR
DIRECTOR
                             Stefanie V. Chang
Thomas P. Gerrity            VICE PRESIDENT
DIRECTOR
                             Lorraine Truten
Gerard E. Jones              VICE PRESIDENT
DIRECTOR
                             James W. Garrett
Joseph J. Kearns             TREASURER
DIRECTOR
                             Mary E. Mullin
Vincent R. McLean            SECRETARY
DIRECTOR
                             Belinda A. Brady
C. Oscar Morong, Jr.         ASSISTANT TREASURER
DIRECTOR

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase Metrotech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 OVERVIEW

LETTER TO SHAREHOLDERS

For the three months ended March 31, 2002, the Morgan Stanley Emerging Markets Debt Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 7.27% compared to 5.79% for the J.P. Morgan Emerging Markets Bond Global Index (the "Index"). On March 31, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $8.17, representing a 5.3% discount to the Fund's net asset value per share.

MARKET REVIEW

Emerging Markets Debt (EMD) experienced a very strong first quarter as measured by the Index. The key drivers of the spread tightening this year have been the rebound in the U.S. and global economy and the significant inflows into the EMD asset class. Many first time investors have been allocating money to the emerging debt asset class, motivated by evidence of a turn in the global economic cycle and low nominal interest rates in the developed world. In addition, many investors have been comforted by the fact that the impact of Argentina's default has been largely absorbed by the market. Surprisingly 47 basis points of this tightening occurred in March against a backdrop of rising U.S. interest rates, increasing violence in the Middle East and declining equity markets.

During the quarter, oil exporters such as Ecuador, Nigeria, Russia and Venezuela outperformed the rest of the market as higher oil prices significantly improve the prospects for these otherwise vulnerable credits. Additionally, higher beta credits such as Brazil, Russia and the Ukraine benefited from the expansion in the global economy and the associated increase in investor risk appetite. The bonds of the Ivory Coast were the best performing assets during the quarter. Ivorian assets significantly outperformed the debt of other emerging market countries as asset prices rose from very distressed levels due to the resumption of multilateral aid disbursements and the increasing probability that bond interest payments would recommence some time this year. Argentina and Uruguay were by far the worst performers during the latter part of the quarter. Argentina assets declined due to both a lack of political cohesion and a credible plan to address the country's social and economic problems. Because of these deficiencies, the International Monetary Fund has not been able to engage the Argentine government in credible discussions regarding additional aid. Argentina's inability to secure new sources of financing is exasperating the country's problems. Uruguay's bonds were under pressure due to the spill over effects of neighboring Argentina's economic crisis on its economy, currency and banking sector.

The Fund's return was aided by overweight positions in Russia, Ivory Coast, Venezuela and Mexico. In addition, positions in an Indonesian corporate in the midst of a restructuring, contributed to returns. The Fund's returns were adversely affected by underweight positions in Nigeria and Turkey, both countries with precarious political environments.

MARKET OUTLOOK

The Fund currently is overweight in Russia, Venezuela, Mexico and Morocco. We recently reduced our position in Brazil to neutral. In addition, we are underweight in Turkey, most Asian credits, Ecuador and Colombia. We continue to have a more aggressive risk posture relative to the Index (i.e. higher beta and longer spread duration portfolio) but the Fund's risk posture has been reduced over the course of the first quarter as spreads tightened.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President and Director

                                                                      April 2002

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 MARCH 31, 2002

INVESTMENT SUMMARY

Historical Information (Unaudited)

                                                          TOTAL RETURN (%)
                            ------------------------------------------------------------------
                               MARKET VALUE(1)       NET ASSET VALUE(2)         INDEX(3)
                            ------------------------------------------------------------------
                                         AVERAGE                AVERAGE                AVERAGE
                            CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL
----------------------------------------------------------------------------------------------
Year to Date                     13.25%       --         7.27%       --         5.79%       --
One Year                         28.37     28.37%       19.14     19.14%        4.84      4.84%
Five Year                        47.51      8.08        44.33      7.61        49.01      8.30
Since Inception*                178.56     12.52       194.14     13.22       149.79     11.11

Past performance is not predictive of future performance.

[CHART]

               MORGAN STANLEY EMERGING              J.P. MORGAN EMERGING MARKETS
              MARKETS DEBT FUND, INC.(2)          BOND GLOBAL INDEX TOTAL RETURN(3)
1993                  35.96%                                  18.67%
1994                 -25.95%                                 -18.35%
1995                  26.85%+                                 26.38%
1996                  50.98%                                  35.23%
1997                  21.71%                                  11.95%
1998                 -33.00%                                 -11.54%
1999                  36.58%                                  24.18%
2000                  13.50%                                  14.41%
2001                  12.50%                                   1.36%
2002                   7.27%                                   5.79%

Returns and Per Share Information

                                                                                                                      THREE
                                                                                                                      MONTHS
                                                                                                                      ENDED
                                                                  YEAR ENDED DECEMBER 31,                           MARCH 31,
                                      ----------------------------------------------------------------------------------------
                                         1993*    1994     1995     1996     1997     1998    1999    2000    2001    2002
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share             $ 18.96  $ 12.23  $ 12.40  $ 17.31  $ 15.21  $  7.01  $ 8.36  $ 8.22  $ 8.25  $ 8.63
------------------------------------------------------------------------------------------------------------------------------
Market Value Per Share                $ 18.13  $ 11.38  $ 12.50  $ 15.13  $ 15.38  $  7.19  $ 6.81  $ 6.88  $ 7.40  $ 8.17
------------------------------------------------------------------------------------------------------------------------------
Premium/(Discount)                       -4.4%    -7.0%     0.8%   -12.6%     1.1%     2.6%  -18.5%  -16.3%  -10.3%   -5.3%
------------------------------------------------------------------------------------------------------------------------------
Income Dividends                      $  0.16  $  1.49  $  1.72  $  1.08  $  1.27  $  1.41  $ 1.01  $ 1.08  $ 0.85  $ 0.21
------------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions                --  $  0.41       --       --  $  3.44  $  2.94      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)                    35.96%  -25.95%   26.85%+  50.98%   21.71%  -33.00%  36.58%  13.50%  12.50%   7.27%
------------------------------------------------------------------------------------------------------------------------------
Index Total Return(3)                   18.67%  -18.35%   26.38%   35.23%   11.95%  -11.54%  24.18%  14.41%   1.36%   5.79%
------------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The J.P. Morgan Emerging Markets Bond Global Index (the "JPM EMB Global Index") tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. The JPM EMB Global Index includes coverage of 27 emerging market countries. Because JPM EMB Global Index was not available prior to January 1, 1994, the performance of the J.P. Morgan Emerging Markets Bond Index is shown for the period July 23, 1993 to December 31, 1993, and used for purposes of computing cumulative performance of the benchmark index for that period.
  * The Fund commenced operations on July 23, 1993.
  + This return does not include the effect of the rights issued in connection with the rights offering.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 MARCH 31, 2002

PORTFOLIO SUMMARY

[CHART]

Allocation of Total Investments*

          Debt Securities   100.0%

[CHART]

Country Weightings*

          Brazil             24.0%
          Russia             17.6
          Mexico             17.0
          Venezuela           6.3
          Philippines         4.0
          South Korea         3.8
          Argentina           2.9
          Morocco             2.5
          Bulgaria            2.2
          Colombia            2.0
          Other              17.7

Ten Largest Holdings

                                                       PERCENT OF
                                                            TOTAL
                                                      INVESTMENTS
-----------------------------------------------------------------
 1.  Federative Republic of Brazil Debt Conversion Bond
       0.00%, 4/15/12 (Brazil)                                5.8%
 2.  United Mexican States Global Bond
       11.375%, 9/15/16 (Mexico)                              5.5
 3.  Russian Federation
       12.75%, 6/24/28 (Russia)                               5.4
 4.  United Mexican States Discount Bond 'A'
       9.875%, 2/1/10 (Mexico)                                4.8
 5.  Federative Republic of Brazil Bond 'Z-L'
       3.188%, 4/15/24 (Brazil)                               4.3
 6.  Russian Federation
       5.00%, 3/31/30 (Russia)                                4.1%
 7.  Republic of Venezuela Global Bond
       9.25%, 9/15/27 (Venezuela)                             2.8
 8.  Federative Republic of Brazil Bond
       8.875%, 4/15/24 (Brazil)                               2.8
 9.  Russian Federation
       10.00%, 6/26/07 (Russia)                               2.8
10.  Republic of Venezuela Debt Conversion Bond 'DL'
       2.87%, 12/18/07 (Venezuela)                            2.6
                                                             ----
                                                             40.9%
                                                             ====

* Percent of Total Investments

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 FINANCIAL STATEMENTS
                                 MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                             FACE
                                                           AMOUNT             VALUE
                                                            (000)             (000)
-----------------------------------------------------------------------------------
DEBT INSTRUMENTS (100.0%)
===================================================================================
ALGERIA (0.8%)
SOVEREIGN (0.8%)
  Algerian Loan Agreement Tranche 1
    7.188%, 3/31/10                                  $      1,631       $     1,520
===================================================================================
ARGENTINA (2.9%)
SOVEREIGN (2.9%)
  Republic of Argentina
    11.375%, 3/15/10                                        8,020 (a,b)       1,885
    11.75%, 4/7/09                                          3,540 (a,b)         867
    11.75%, 6/15/15                                         2,010 (a,b)         523
  Republic of Argentina Par Bond, 'L-GP'
    6.00%, 3/31/23                                          5,470 (a,b)       2,352
-----------------------------------------------------------------------------------
                                                                              5,627
===================================================================================
BRAZIL (24.0%)
SOVEREIGN (24.0%)
  Federal Republic of Brazil
    11.00%, 1/11/12                                         4,080             3,794
  Federal Republic of Brazil Global Note
    11.50%, 3/12/08                                         3,810             3,812
  Federated Republic of Brazil
    11.00%, 8/17/40                                         4,650             3,836
  Federated Republic of Brazil Bond
    8.875%, 4/15/24                                         7,800             5,554
    12.25%, 3/6/30                                          4,350             4,013
  Federative Republic of Brazil Bond 'C-L'
    8.00%, 4/15/14                                             44                36
  Federative Republic of Brazil Bond 'L'
    3.25%, 4/15/09                                          3,132             2,686
  Federative Republic of Brazil Bond 'Z-L'
    3.1875%, 4/15/24                                       11,200             8,512
  Federative Republic of Brazil Bond PIK 'C'
    8.00%, 4/15/14                                          4,544             3,703
  Federative Republic of Brazil Debt
    Conversion Bond 'L'
    3.25%, 4/15/12                                         14,880            11,337
-----------------------------------------------------------------------------------
                                                                             47,283
===================================================================================
BULGARIA (2.2%)
SOVEREIGN (2.2%)
  Republic of Bulgaria Front Loaded Interest
    Reduction Bond
    2.81%, 7/28/12                                          1,900             1,704
  Republic of Bulgaria Discount Bond 'A'
    Euro
    2.81%, 7/28/24                                          2,950             2,640
-----------------------------------------------------------------------------------
                                                                              4,344
===================================================================================
COLOMBIA (2.0%)
SOVEREIGN (2.0%)
  Republic of Colombia Notes
    10.00%, 1/23/12                                         4,190             4,012
===================================================================================
CROATIA (0.7%)
SOVEREIGN (0.7%)
  Croatia Government International Bond
    2.87%, 7/31/10                                   $      1,391       $     1,370
===================================================================================
DOMINICAN REPUBLIC (1.1%)
SOVEREIGN (1.1%)
  Dominican Republic Bond
    9.50%, 9/27/06                                          2,050             2,160
===================================================================================
ECUADOR (0.6%)
SOVEREIGN (0.6%)
  Republic of Ecuador
    12.00%, 11/15/12                                        1,380             1,111
===================================================================================
EGYPT (1.3%)
SOVEREIGN (1.3%)
  Arab Republic of Egypt
    8.75%, 7/11/11                                          2,640             2,567
===================================================================================
INDIA (0.0%)
CORPORATE (0.0%)
  Surashtra Cement and Chemcial Ltd.
    19.00%, 6/26/00                                        30,000 (a,b)          --@
===================================================================================
INDONESIA (1.3%)
CORPORATE (1.3%)
  Pindo Deli Finance (Mauritius)
    10.75%, 10/1/07                                         4,300 (a)           785
  Tjiwi Kimia International Global Bond
    13.25%, 8/1/01                                          4,990 (a)           985
  Tjiwi Kimia Financial (Mauritius)
    10.00%, 8/1/04                                          1,280               253
-----------------------------------------------------------------------------------
                                                                              2,023
===================================================================================
IVORY COAST (0.8%)
SOVEREIGN (0.8%)
  Republic of Ivory Coast Bond
    2.00%, 3/29/18                                          4,185               806
  Republic of Ivory Coast Front-Loaded
    Interest Reduction Bond
    2.00%, 3/29/18                                          3,677               827
-----------------------------------------------------------------------------------
                                                                              1,633
===================================================================================
MALAYSIA (1.7%)
SOVEREIGN (1.7%)
  Government of Malaysia
    7.50%, 7/15/11                                          3,165             3,296
===================================================================================
MEXICO (17.0%)
CORPORATE (3.0%)
  Grupo Iusacell SA de CV
    14.25%, 12/1/06                                         1,100             1,133

                                                                               5

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 FINANCIAL STATEMENTS
                                 MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS
                                                             FACE
                                                           AMOUNT             VALUE
                                                            (000)             (000)
-----------------------------------------------------------------------------------
MEXICO (CONTINUED)
CORPORATE (CONTINUED)
  Pemex Master Trust
    8.625%, 2/1/22                                   $      1,720       $     1,737
  Petroleos Mexicanos
    9.50%, 9/15/27                                          2,700             2,943
-----------------------------------------------------------------------------------
                                                                              5,813
===================================================================================
SOVEREIGN (14.0%)
  United Mexican States
    11.50%, 5/15/26                                         2,910             3,771
  United Mexican States Discount Bond 'A'
    9.875%, 2/1/10                                          8,360             9,447
  United Mexican States Global Bond
    11.375%, 9/15/16                                        8,590            10,763
  United Mexican States Global Bond
    7.50%, 1/14/12                                          3,600             3,586
-----------------------------------------------------------------------------------
                                                                             27,567
-----------------------------------------------------------------------------------
                                                                             33,380
===================================================================================
MOROCCO (2.5%)
PERFORMING LOANS (2.5%)
  Morocco R&C, 'A'
    2.781%, 1/5/09                                          5,258             4,877
===================================================================================
NIGERIA (1.1%)
SOVEREIGN (1.1%)
  Nigeria Promissory Notes, Series RC
    5.092%, 1/5/10                                          1,780               703
  Central Bank of Nigeria Par Bond
    6.25%, 11/15/20                                         2,000             1,420
-----------------------------------------------------------------------------------
                                                                              2,123
===================================================================================
PANAMA (1.9%)
SOVEREIGN (1.9%)
  Republic of Panama
    9.375%, 4/1/29                                          1,000             1,020
    9.625%, 2/8/11                                          1,250             1,294
  Republic of Panama, Past Due Interest PIK
    Bond
    2.625%, 7/17/16                                         1,730             1,453
-----------------------------------------------------------------------------------
                                                                              3,767
===================================================================================
PERU (1.8%)
SOVEREIGN (1.8%)
  Republic of Peru, Past Due Interest Bond
    4.50%, 3/7/17                                           4,435             3,570
===================================================================================
PHILIPPINES (4.0%)
SOVEREIGN (4.0%)
  Republic of Philippines
    9.875%, 1/15/19                                         2,360             2,384
  Republic of Phillipines Global Bond
    8.375%, 3/12/09                                  $      2,510       $     2,497
    9.375%, 1/18/17                                         2,980             3,032
-----------------------------------------------------------------------------------
                                                                              7,913
===================================================================================
POLAND (0.6%)
CORPORATE (0.6%)
  Netia Holdings II BV, 'B'
    13.125%, 6/15/09                                        1,400               224
  PTC International Finance II SA
    11.25%, 12/1/09                                           900               936
-----------------------------------------------------------------------------------
                                                                              1,160
===================================================================================
QATAR (0.9%)
SOVEREIGN (0.9%)
  State of Qatar
    9.75%, 6/15/30                                          1,550             1,786
===================================================================================
RUSSIA (17.6%)
NON-PERFORMING LOANS (3.8%)
  Russian Federation
    0.00%, 12/31/01                                         1,466 (a)         1,078
    0.00%, 12/31/01                                         2,013 (a)         1,481
    0.00%, 12/31/01                                         1,094 (a)           797
    0.00%, 3/4/03                                           2,192             1,562
  Russian Souzzdravexport
    0.00%, 12/31/01                                         3,642 (a)         2,633
-----------------------------------------------------------------------------------
                                                                              7,551
-----------------------------------------------------------------------------------
SOVEREIGN (13.8%)
  Russian Federation
    5.00%, 3/31/30                                         16,804            11,091
    10.00%, 6/26/07                                         5,180             5,457
    12.75%, 6/24/28                                         9,000            10,569
-----------------------------------------------------------------------------------
                                                                             27,117
-----------------------------------------------------------------------------------
                                                                             34,668
===================================================================================
SOUTH KOREA (3.8%)
CORPORATE (2.9%)
  Korea Electric Power Corp.
    7.75%, 4/1/13                                           1,850             1,951
    6.375%, 12/1/03                                         3,510             3,631
-----------------------------------------------------------------------------------
                                                                              5,582
-----------------------------------------------------------------------------------

SOVEREIGN (0.9%)
  Republic of South Korea
    8.875%, 4/15/08                                         1,600             1,844
-----------------------------------------------------------------------------------
                                                                              7,426
===================================================================================
TURKEY (2.4%)
SOVEREIGN (2.4%)
  Republic of Turkey
    12.375%, 6/15/09                                        4,340             4,605
-----------------------------------------------------------------------------------

6

                                 MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

                                 FINANCIAL STATEMENTS
                                 MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS
                                                             FACE
                                                           AMOUNT             VALUE
                                                            (000)             (000)
-----------------------------------------------------------------------------------
UKRAINE (1.0%)
SOVEREIGN (1.0%)
  Ukraine Government
    11.00%, 3/15/07                                  $      1,931       $     1,951
-----------------------------------------------------------------------------------
VENEZUELA (6.3%)
SOVEREIGN (6.3%)
  Republic of Venezuela
    0.00%, 4/15/20                                             18                --@
  Republic of Venezuela Debt Conversion
    Bond 'DL'
    2.87%, 12/18/07                                         6,286             5,154
  Republic of Venezuela Global Bond
    9.25%, 9/15/27                                          8,230             5,590
  Republic of Venezuela Par Bond
    6.75%, 3/31/20                                          2,270             1,710
-----------------------------------------------------------------------------------
                                                                             12,454
===================================================================================
TOTAL DEBT INSTRUMENTS
  (Cost $189,464)                                                           196,626
===================================================================================

                                                           NO. OF
                                                           RIGHTS
-----------------------------------------------------------------------------------
RIGHTS (0.0%)
===================================================================================
MEXICO
  United Mexican States Value
    Recovery Rights 6/30/03
  (Cost $--@)                                          41,421,000                71
===================================================================================

                                                           NO. OF             VALUE
                                                         WARRANTS             (000)
-----------------------------------------------------------------------------------
WARRANTS (0.0%)
===================================================================================
COLOMBIA (0.0%)
  Occidente y Caribe,
    expiring 3/15/04                                       69,200       $         7
-----------------------------------------------------------------------------------
NIGERIA (0.0%)
  Central Bank of Nigeria,
    expiring 11/15/20                                       7,750                --@
-----------------------------------------------------------------------------------
TOTAL WARRANTS
  (Cost $44)                                                                      7
===================================================================================

                                                           AMOUNT
                                                            (000)
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $189,508)                                                       $   196,704
===================================================================================

OTHER ASSETS AND LIABILITIES
  Other Assets                                       $      4,938
  Liabilities                                             (11,397)           (6,459)
===================================================================================
NET ASSETS
  Applicable to 22,046,681, issued and
    outstanding $ 0.01 par value shares
    (100,000,000 shares authorized)                                     $   190,245
===================================================================================
NET ASSET VALUE PER SHARE                                               $      8.63
===================================================================================

(a) -- Security is in default.
(b) -- Securities valued at fair value.
PIK -- Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the user.
@ -- Amount is less than $500.

                                                                               7